Annual Fund Operating Expenses - DWS Capital Growth Fund	Feb. 01, 2021
Class A
Operating Expenses:
Management fee	0.46%
Distribution/service (12b-1) fees	0.23%
Other expenses	0.23%	[1]
Total annual fund operating expenses	0.92%
Fee waiver/expense reimbursement	none
Total annual fund operating expenses after fee waiver/expense reimbursement	0.92%
Class T
Operating Expenses:
Management fee	0.46%
Distribution/service (12b-1) fees	0.25%
Other expenses	0.31%	[1]
Total annual fund operating expenses	1.01%
Fee waiver/expense reimbursement	none
Total annual fund operating expenses after fee waiver/expense reimbursement	1.01%
Class C
Operating Expenses:
Management fee	0.46%
Distribution/service (12b-1) fees	0.99%
Other expenses	0.32%	[1]
Total annual fund operating expenses	1.75%
Fee waiver/expense reimbursement	none
Total annual fund operating expenses after fee waiver/expense reimbursement	1.75%
Class R
Operating Expenses:
Management fee	0.46%
Distribution/service (12b-1) fees	0.50%
Other expenses	0.38%	[1]
Total annual fund operating expenses	1.34%
Fee waiver/expense reimbursement	none
Total annual fund operating expenses after fee waiver/expense reimbursement	1.34%
Class R6
Operating Expenses:
Management fee	0.46%
Distribution/service (12b-1) fees	none
Other expenses	0.15%	[1]
Total annual fund operating expenses	0.61%
Fee waiver/expense reimbursement	none
Total annual fund operating expenses after fee waiver/expense reimbursement	0.61%
INST Class
Operating Expenses:
Management fee	0.46%
Distribution/service (12b-1) fees	none
Other expenses	0.24%	[1]
Total annual fund operating expenses	0.70%
Fee waiver/expense reimbursement	0.01%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.69%
Class S
Operating Expenses:
Management fee	0.46%
Distribution/service (12b-1) fees	none
Other expenses	0.21%	[1]
Total annual fund operating expenses	0.67%
Fee waiver/expense reimbursement	none
Total annual fund operating expenses after fee waiver/expense reimbursement	0.67%

[1]	”Other expenses “ for Class T are based on estimated amounts for the current fiscal year.